Shareholder Fees - Franklin Templeton Aggressive Model Portfolio	May 01, 2021	[1]
Class II
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)
Maximum Deferred Sales Charge (as a percentage)
Class I
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)
Maximum Deferred Sales Charge (as a percentage)

[1]	N/A